BACKGROUND (Details Narrative)	9 Months Ended	12 Months Ended
	Jun. 30, 2023	Sep. 30, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Date of incorporation	Apr. 24, 2017	Apr. 24, 2017